Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

11) Income taxes

Accounting policies

Income taxes disclosed in the statement of income include the current tax expenses (or income) and the deferred tax expenses (or income).

The expense (or income) of current tax is the estimated amount of the tax due for the taxable income of the period.

The Group uses the method whereby deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2018	2017	2016
Current income taxes	(6,971)	(3,416)	(2,911)
Deferred income taxes	455	387	1,941
Total income taxes	(6,516)	(3,029)	(970)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2018	2017	2016
Net operating losses and tax carry forwards	3,779	3,014	3,267
Employee benefits	995	1,153	1,257
Other temporary non-deductible provisions	8,409	6,344	5,862
Differences in depreciations	(15,469)	(13,387)	(14,952)
Other temporary tax deductions	(2,541)	(2,746)	(2,126)
Net deferred tax liability	(4,827)	(5,622)	(6,692)

The reserves of TOTAL subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $10,713 million as of December 31, 2018.

Deferred tax assets not recognized as of December 31, 2018 amount to $3,315 million as their future recovery was not regarded as probable given the expected results of the entities. Particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $470 million, to Australia for an amount of $370 million, to Nigeria for an amount of $303 million and to Canada for an amount of $250 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2018	2017	2016
Deferred tax assets, non-current	6,663	5,206	4,368
Deferred tax liabilities, non-current	(11,490)	(10,828)	(11,060)
Net amount	(4,827)	(5,622)	(6,692)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2018	2017	2016
Opening balance	(5,622)	(6,692)	(8,378)
Deferred tax on income	455	387	1,941
Deferred tax on shareholders' equity (a)	27	(490)	(21)
Changes in scope of consolidation	151	1,154	(370)
Currency translation adjustment	162	19	136
Closing balance	(4,827)	(5,622)	(6,692)

(a) This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income:

For the year ended December 31,
(M$)	2018	2017	2016
Consolidated net income	11,550	8,299	6,206
Provision for income taxes	6,516	3,029	970
Pre-tax income	18,066	11,328	7,176
French statutory tax rate	34.43%	44.43%	34.43%
Theoretical tax charge	(6,220)	(5,033)	(2,471)
Difference between French and foreign income tax rates	(3,058)	(633)	5
Tax effect of equity in income (loss) of affiliates	1,080	888	761
Permanent differences	1,740	1,491	(76)
Adjustments on prior years income taxes	(40)	(91)	54
Adjustments on deferred tax related to changes in tax rates	2	(309)	234
Changes in valuation allowance of deferred tax assets	(20)	658	523
Net provision for income taxes	(6,516)	(3,029)	(970)

The French statutory tax rate includes the standard corporate tax rate (33.33%), additional and exceptional applicable taxes that bring the overall tax rate to 34.43% in 2018 (versus 44.43% in 2017 and 34.43% in 2016).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Net operating losses and carried forward tax credits

Deferred tax assets related to carried forward tax credits on net operating losses expire in the following years:

As of December 31,
(M$)	2018	2017	2016
2017			130
2018		75	109
2019	90	64	60
2020	70	60
2021(a)	38	24	1,154
2022(b)	32	1,330
2023 and after	1,423
Unlimited	2,126	1,461	1,814
Total	3,779	3,014	3,267

(a)	2021 and after for 2016.
(b)	2022 and after for 2017.

As of December 31, 2018 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2018					United
(M$)	Canada	France	Australia	United States	Kingdom
2019		6
2020		6
2021		7
2022
2023 and after	844			492
Unlimited		719	704		441
Total	844	738	704	492	441